Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Revenue	€ 760.1	€ 783.7
United Kingdom
Disclosure of geographical areas [line items]
Revenue	219.3	225.3
Italy
Disclosure of geographical areas [line items]
Revenue	106.0	112.6
Germany
Disclosure of geographical areas [line items]
Revenue	109.9	110.6
France
Disclosure of geographical areas [line items]
Revenue	52.1	53.9
Croatia
Disclosure of geographical areas [line items]
Revenue	35.5	35.8
Sweden
Disclosure of geographical areas [line items]
Revenue	19.8	20.8
Austria
Disclosure of geographical areas [line items]
Revenue	37.0	38.5
Serbia
Disclosure of geographical areas [line items]
Revenue	30.6	30.8
Norway
Disclosure of geographical areas [line items]
Revenue	21.3	19.0
Spain
Disclosure of geographical areas [line items]
Revenue	20.3	22.3
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	19.1	21.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 89.2	€ 92.5